Note 6 - Stock-based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Weighted average risk-free interest rates	3.54%
Expected dividend yield	0.0%
Expected life of option (in years)	7.0
Expected volatility	160.0%

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	2023	2022
Stock options:
Research and development	$291,094	$225,031
General and administrative	564,030	548,346
Total stock option expense	855,124	773,377
Stock awards (consultants):
General and administrative	219,833	128,697
Total stock-based compensation expense	$1,074,957	$902,074